UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |X|; Amendment Number: 2


This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sandler Capital Management

Address:  711 Fifth Avenue
          15th Floor
          New York, New York 10022


13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Sandler
Title:  Managing Director
Phone:  212-754-8100


Signature, Place and Date of Signing:


 /s/ Andrew Sandler                New York, New York          November 15, 2005
---------------------            ----------------------        -----------------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:   78

Form 13F Information Table Value Total:  $485,990
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.         Form 13F File Number       Name

   1.          28-4508                    Andrew Sandler
------         --------------------       --------------------

                                                    FORM 13F INFORMATION TABLE
                                                    Sandler Capital Management
                                                        September 30, 2005


COLUMN 1                         COLUMN  2          COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8

                                 TITLE                          VALUE    SHRS OR  SH/  PUT/   INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS           CUSIP       (X$1000) PRN AMT  PRN  CALL   DISCRETN  MGRS   SOLE    SHARED  NONE
--------------                   --------           -----       -------- -------  ---  ----   --------  ----   ----    ------  ----
APPLE COMPUTER INC               COM                037833100    2144      40000  SH          SOLE      0       40000  0       0
ARM HLDGS PLC                    SPONSORED ADR      042068106    5746     916500  SH          SOLE      0      916500  0       0
ATI TECHNOLOGIES INC             COM                001941103    4043     290000  SH          SOLE      0      290000  0       0
BROADBAND HOLDRS TR              DEPOSITRY RCPT     11130P104   23494    1251000  SH          SOLE      0     1251000  0       0
BROADCOM CORP                    CL A               111320107    7038     150000  SH    CALL  SOLE      0      150000  0       0
CABLEVISION SYS CORP             CL A NY CABLVS     12686C109   61154    1993930  SH          SOLE      0     1993930  0       0
CABLEVISION SYS CORP             CL A NY CABLVS     12686C109    6134     200000  SH    PUT   SOLE      0      200000  0       0
CADIZ INC                        COM NEW            127537207    1939     102174  SH          SOLE      0      102174  0       0
CATERPILLAR INC DEL              COM                149123101    4113      70000  SH          SOLE      0       70000  0       0
CANADIAN PAC RY LTD              COM                13645T100    2861      66600  SH          SOLE      0       66600  0       0
CEMEX S A                        SPONS ADR 5 ORD    151290889    1831      35000  SH          SOLE      0       35000  0       0
CHARTER COMMUNICATIONS INC D     CL A               16117M107    3543    2361800  SH          SOLE      0     2361800  0       0
CHARTER COMMUNICATIONS INC D     NOTE 5.875% 11/1   16117MAE7    1243    1500000  SH          SOLE      0     1500000  0       0
COACH INC                        COM                189754104    1254      40000  SH          SOLE      0       40000  0       0
COLDWATER CREEK INC              COM                193068103    5057     200500  SH          SOLE      0      200500  0       0
COMCAST CORP NEW                 CL A               20030N101    3685     125433  SH          SOLE      0      125433  0       0
COMCAST CORP NEW                 CL A SPL           20030N200    3468     120500  SH          SOLE      0      120500  0       0
CORNING INC                      COM                219350105    3023     156400  SH          SOLE      0      156400  0       0
DELTA AIR LINES INC DEL          NOTE 8.000% 6/0    247361108      36      47900  SH          SOLE      0       47900  0       0
DIGITAS INC                      COM                25388K104    2840     250000  SH          SOLE      0      250000  0       0
DISCOVERY HOLDING CO             CL A COM           25468Y107     921      63801  SH          SOLE      0       63801  0       0
DISCOVERY HOLDING CO             COM SER B          25468Y206    1681     113971  SH          SOLE      0      113971  0       0
EBAY INC                         COM                278642103    1648      40000  SH          SOLE      0       40000  0       0
ECHOSTAR COMUNICATIONS NEW       CL A               278762109    8871     300000  SH    PUT   SOLE      0      300000  0       0
ENERGY CONVERSION DEVICES IN     COM                292659109    6283     140000  SH          SOLE      0      140000  0       0
ESCHELON TELECOM INC             COM                296290109     748      60000  SH          SOLE      0       60000  0       0
FEDEX CORP                       COM                31428X106    1307      15000  SH          SOLE      0       15000  0       0
FIRST DATA CORP                  COM                319963104    7400     185000  SH          SOLE      0      185000  0       0
FRANKLIN RES INC                 COM                354613101    7137      85000  SH          SOLE      0       85000  0       0
HONEYWELL INTL INC               COM                438516106    3750     100000  SH          SOLE      0      100000  0       0
INGERSOLL-RAND COMPANY LTD       CL A               G4776G101    3823     100000  SH          SOLE      0      100000  0       0
INTERNET CAP GROUP INC           COM NEW            46059C205    3348     380000  SH          SOLE      0      380000  0       0
KERZNER INTERNATIONAL LTD        SHS                P6065Y107    9081     163482  SH          SOLE      0      163482  0       0
LEVEL 3 COMMUNICATIONS INC       COM                52729N100    4096    1765408  SH          SOLE      0     1765408  0       0
LEVEL 3 COMMUNICATIONS INC       NOTE 6.000% 3/1    52729NAS9     525    1000000  SH          SOLE      0     1000000  0       0
LIBERTY GLOBAL INC               COM SER C          530555309    2467      95820  SH          SOLE      0       95820  0       0
LIBERTY GLOBAL INC               COM SER A          530555101    1893      69862  SH          SOLE      0       69862  0       0
LIBERTY GLOBAL INC               COM SER B          530555200     744      25958  SH          SOLE      0       25958  0       0
LIBERTY MEDIA CORP NEW           SER B              530718204    9428    1142736  SH          SOLE      0     1142736  0       0
LIBERTY MEDIA CORP NEW           SER A              530718105    1610     200000  SH          SOLE      0      200000  0       0
LONE STAR TECHNOLOGIES INC       COM                542312103    4725      85000  SH          SOLE      0       85000  0       0
MCDONALDS CORP                   COM                580135101    6698     200000  SH          SOLE      0      200000  0       0
MEMC ELECTR MATLS INC            COM                552715104    5128     225000  SH          SOLE      0      225000  0       0
MENTOR CORP MINN                 COM                587188103    5870     106700  SH          SOLE      0      106700  0       0
MICRON TECHNOLOGY INC            COM                595112103    2328     175000  SH          SOLE      0      175000  0       0
MICROSOFT TECHNOLOGY INC         COM                594918104   11579     450000  SH          SOLE      0      450000  0       0
MIDWAY GAMES INC                 COM                598148104    1092      71863  SH          SOLE      0       71863  0       0
MPOWER HOLDING CORP              COM NEW            62473L309    2585    1859786  SH          SOLE      0     1859786  0       0
NDS GROUP PLC                    SPONSORED ADR      628891103    6763     182042  SH          SOLE      0      182042  0       0
NIKE INC                         CL B               654106103    9393     115000  SH          SOLE      0      115000  0       0
NOVATEL WIRELESS INC             COM NEW            66987M604    5788     400000  SH    PUT   SOLE      0      400000  0       0
OVERSTOCK COM INC DEL            COM                690370101    3835     100000  SH    PUT   SOLE      0      100000  0       0
PIONEER COS INC                  COM NEW            723643300     602      25000  SH          SOLE      0       25000  0       0
S1 CORPORATION                   COM                78463B101    4485    1150000  SH          SOLE      0     1150000  0       0
SANDISK CORP                     COM                80004C101   12060     250000  SH          SOLE      0      250000  0       0
SCHWAB CHARLES CORP NEW          COM                808513105   13420     930000  SH          SOLE      0      930000  0       0
SCIENTIFIC ATLANTA INC           COM                808655104    8440     225000  SH          SOLE      0      225000  0       0
SILICON MOTION TECHNOLOGY CO     SPONSORED ADR      82706C108    4147     271075  SH          SOLE      0      271075  0       0
SIRF TECHNOLOGY HLDGS INC        COM                82967H101    1507      50000  SH          SOLE      0       50000  0       0
SPRINT NEXTEL CORP               COM FON            852061100   12604     530005  SH          SOLE      0      530005  0       0
SRS LABS INC                     COM                78464M106    4606     719718  SH          SOLE      0      719718  0       0
STARWOOD HOTELS&RESORTS WRLD     PAIRED CTF         85590A203   12863     225000  SH          SOLE      0      225000  0       0
STATION CASINOS INC              COM                857689103    4977      75000  SH          SOLE      0       75000  0       0
STEINER LEISURE LTD              ORD                P8744Y102   11328     333459  SH          SOLE      0      333459  0       0
STREETTRACKS GOLD TR             GOLD SHS           863307104   23350     500000  SH          SOLE      0      500000  0       0
TARGET CORP                      COM                87612E106   14629     281700  SH          SOLE      0      281700  0       0
TEMPLE INLAND INC                COM                879868107    8170     200000  SH          SOLE      0      200000  0       0
TEXAS INSTRS INC                 COM                882508104    8475     250000  SH          SOLE      0      250000  0       0
TLC VISION CORP                  COM                872549100    4086     600000  SH          SOLE      0      600000  0       0
UNITED PARCEL SERVICE INC        CL B               911312106    2074      30000  SH          SOLE      0       30000  0       0
UNITED TECHNOLOGIES CORP         COM                913017109   15552     300000  SH          SOLE      0      300000  0       0
VIACOM INC                       CL B               925524308    3301     100000  SH          SOLE      0      100000  0       0
VODAFONE GROUP PLC NEW           SPONSORED ADR      92857W100   11279     434310  SH          SOLE      0      434310  0       0
VULCAN MATLS CO                  COM                929160109    4824      65000  SH          SOLE      0       65000  0       0
VULCAN MATLS CO                  COM                929160109    4453      60000  SH    PUT   SOLE      0       60000  0       0
WEBSIDESTORY INC                 COM                947685103    3190     180000  SH          SOLE      0      180000  0       0
WHOLE FOODS MKT INC              COM                966837106    2689      20000  SH          SOLE      0       20000  0       0
WMS INDS INC                     COM                929297109    1688      60000  SH          SOLE      0       60000  0       0

71200.0131 #618469